CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 10,020	€ 4,521	€ 4,348
Cost of goods sold	(3,694)	(1,552)	(1,656)
Gross profit	6,326	2,969	2,692
Research and Development Expense	(42,824)	(34,325)	(26,651)
Selling, General and Administrative Expense	(48,261)	(28,461)	(21,687)
Other income	1,274	1,008	544
Operating loss for the period	(83,485)	(58,809)	(45,102)
Financial income	5,928	7,447	4,174
Financial expense	(11,519)	(5,070)	(3,729)
Loss for the period before taxes	(89,076)	(56,432)	(44,657)
Income taxes	(1,009)	(2,804)	1,445
Loss for the period	(90,085)	(59,236)	(43,212)
Loss attributable to equity holders	(90,085)	(59,236)	(43,212)
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations, net of tax	(18)	11	81
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	228	766	(120)
Total other comprehensive income	210	777	(39)
Total comprehensive loss for the year, net of tax	(89,875)	(58,459)	(43,251)
Loss attributable to equity holders	€ (89,875)	€ (58,459)	€ (43,251)
Basic loss per share (in EUR)	€ (2.364)	€ (1.809)	€ (1.545)
Diluted loss per share (in EUR)	€ (2.364)	€ (1.809)	€ (1.545)